Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of income tax receivables

DKK thousand	2020	2019	2018
Net result for the year before tax	(839,653)	(576,677)	625,051
Corporate tax rate in Denmark	22.0%	22.0%	22.0%
Expected tax benefit/(expenses)	184,724	126,869	(137,511)
Adjustment for foreign tax rates	(769)	0	0
Adjustment for non-deductible expenses	1,927	(947)	(65)
Adjustment for non-taxable income	(6,844)	964	0
Adjustment for exercised warrants	11,522	(1,653)	(2,228)
Adjustment for R&D extra deduction	(8,811)	1,676	1,427
Tax effect on exercise of warrants	(5,592)	6,092	8
Tax effect on expired warrants	(118)	175	151
Warrant - share price development	(3,425)	4,050	0
Adjustment to prior year	931	0	0
Change in tax assets (not recognized)	(180,621)	(132,090)	94,445
Total income tax expense/benefit	(7,076)	5,136	(43,773)

DKK thousand	2020	2019	2018

Specification of deferred tax assets:
Tax losses carried forward (available indefinitely)	1,281,505	681,531	580,937
Research and development expenses	732,389	460,007	136,755
Intangible assets	40,373	35,849	35,849
Non-current assets	66,419	51,677	50,308
Liabilities	188,787	139,890	0
Other	58,483	70,306	79,986
Total temporary differences	2,365,956	1,439,260	883,835
Calculated potential deferred tax asset at local tax rate	514,239	316,637	194,444
Deferred tax asset not expected to be utilized	(505,869)	(316,637)	(194,444)
Recognized deferred tax asset	8,370	0	0